Vessels (Details)	12 Months Ended
Dec. 31, 2014 DWT
DWT	7,399,400
Kamsarmax [Member] | Year Built 2014 [Member]
DWT	164,000
SBI Cakewalk [Member] | Kamsarmax [Member] | Year Built 2014 [Member]
DWT	82,000
SBI Charleston [Member] | Kamsarmax [Member] | Year Built 2014 [Member]
DWT	82,000